Annual Operating Expenses - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2020 Fund	May 30, 2024
Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Operating Expenses:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
Fidelity Freedom Index 2020 Fund - Premier Class
Operating Expenses:
Management fee	0.05%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%	[1]

[1]	A Adjusted to reflect current fees.